Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,914,690.56
Previously Paid Amount	0.00
Total Fee Amount	42,108.72
Total Offset Amount	0.00
Net Fee	$ 42,108.72